Merger Agreement with GETCO Holding Company, LLC - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Merger Transaction [Line Items]
Right of Knight shareholders to elect to receive per share value in cash under the agreement	$ 3.75
Right of Knight shareholders to elect to receive share of common stock under the agreement	1
Strategic business combination agreement initiation date	Dec. 19, 2012
Maximum cash entitled by shareholders to receive under the agreement	$ 720,000,000
Maximum percentage of shares eligible for pro-ration of cash consideration	66.70%
Jefferies [Member]
Merger Transaction [Line Items]
Maximum cash entitled by shareholders to receive under the agreement	$ 720,000,000
Percentage of cash election	50.00%
GETCO [Member]
Merger Transaction [Line Items]
Number of shares to be received by GETCO members	233,000,000
Number of warrants to acquire shares of common stock	75,000,000
Warrants one [Member]
Merger Transaction [Line Items]
Warrants receivable from holding company	25,000,000
Exercise price of warrant	$ 4.00
Term of warrant	4 years
Warrants two [Member]
Merger Transaction [Line Items]
Warrants receivable from holding company	25,000,000
Exercise price of warrant	$ 4.50
Term of warrant	5 years
Warrants three [Member]
Merger Transaction [Line Items]
Warrants receivable from holding company	25,000,000
Exercise price of warrant	$ 5.00
Term of warrant	6 years